Consolidated Statements Of Shareholders' Equity (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Statutory Reserve [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Dec. 31, 2009	$ 19,825,385	$ 0	$ 12,800	$ 5,608,339	$ 13,566,388	$ 342,957	$ 294,901
Beginning Balance (Shares) at Dec. 31, 2009	0	0	12,800,000	0	0	0	0
Capital contribution	0	0	0	0	0	0	0
Adjustment to statutory reserve	0	0	0	0	0	0	0
NET INCOME	12,340,025	0	0	0	12,340,025	0	0
Foreign currency translation adjustment	987,451	0	0	0	0	0	987,451
Balance, at Dec. 31, 2010	33,152,861	0	12,800	5,608,339	25,906,413	342,957	1,282,352
Balance, (Shares) at Dec. 31, 2010	0	0	12,800,000	0	0	0	0
Reorganization of Company	0	0	1,000	(1,000)	0	0	0
Reorganization of Company (Shares)	0	0	1,000,000	0	0	0	0
Capital contribution	3,089,514	0	0	3,089,514	0	0	0
Adjustment to statutory reserve	0	0	0	0	0	0	0
Preferred shares issued for cash	1,504,400	752	0	1,503,648	0	0	0
Preferred shares issued for cash (Shares)	0	752,200	0	0	0	0	0
Common stock issued for financing fees	0	0	250	(250)	0	0	0
Common stock issued for financing fees (Shares)	0	0	250,000	0	0	0	0
Financing fees and expenses	(345,440)	0	0	(345,440)	0	0	0
Preferred stock dividend	(4,534)	0	0	0	(4,534)	0	0
NET INCOME	16,646,683	0	0	0	16,646,683	0	0
Foreign currency translation adjustment	1,636,297	0	0	0	0	0	1,636,297
Balance, at Dec. 31, 2011	$ 55,679,781	$ 752	$ 14,050	$ 9,854,811	$ 42,548,562	$ 342,957	$ 2,918,649
Balance, (Shares) at Dec. 31, 2011	0	752,200	14,050,000	0	0	0	0